STOCK OPTIONS (Details 2) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Outstanding at beginning of year	1,800,000
Options granted	25,000
Options exercised	0
Outstanding, end	1,657,386
Options outstanding weighted average exercise price, beginning	$ 0.49
Options granted weighted average exercise price	0.48	$ 0.49
Options exercised weighted average exercise price	0
Options expired/forfeited weighted average exercise price	0.48
Outstanding weighted average exercise price at end of the period	$ 0.49
Equity Option [Member]
Outstanding at beginning of year	1,800,000
Options granted	25,000	1,800,000
Options forfeited	(167,614)
Outstanding, end	1,657,386	1,800,000
Options exercisable	1,009,705
Options outstanding weighted average exercise price, beginning	$ 0.49
Options granted weighted average exercise price	0.48	$ 0.49
Options exercised weighted average exercise price	0
Options expired/forfeited weighted average exercise price	0.48
Outstanding weighted average exercise price at end of the period	0.49	$ 0.49
Weighted-Average Exercise Price Per Share, outstanding, ending	$ 0.49